Summary of Significant Accounting Policies - Summary of Changes in Forward Option and Convertible Notes Derivative Liability (Details) - USD ($) $ in Thousands					12 Months Ended
	Mar. 31, 2022	Mar. 16, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Forward Option Derivatives [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance					$ 0	$ 0
Additions					11,940	0
Sale of recycled shares					(41)
Changes in fair value					(10,170)	0
Reclassified to additional paid-in capital					0
Balance					1,729	0
Discount Derivative Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions	$ 13	$ 35	$ 0	$ 4
Discount Derivative Liabilities [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance					(526)	0
Additions					(52)	(499)
Sale of recycled shares					0
Changes in fair value					(602)	(27)
Reclassified to additional paid-in capital					1,180
Balance					$ 0	$ (526)